Financial liabilities (Details) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Information on net borrowings [Line Items]
Short-term debt	€ 2,182		€ 2,242
Current portion of long-term debt	3,601		2,286
Long-term debt	20,082		20,179
Total	25,865		24,707
Banks [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt	383		201
Current portion of long-term debt	768		801
Long-term debt	2,710		3,200
Total	3,861		4,202
Ordinary Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt
Current portion of long-term debt	2,781		1,445
Long-term debt	16,923		16,520
Total	19,704		17,965
Convertible Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt
Current portion of long-term debt
Long-term debt	390		387
Total	390		387
Commercial papers [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt	915		1,664
Current portion of long-term debt
Long-term debt
Total	915		1,664
Other financial institutions [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt	884		377
Current portion of long-term debt	52		40
Long-term debt	59		72
Total	995		489
Long term debt and current portion of longterm debt [Member]
Disclosure Of Information on net borrowings [Line Items]
Short-term debt	2,182		2,242
Current portion of long-term debt	3,601		2,286
Long-term debt	20,082		20,179
Total	€ 25,865		€ 24,707